Subsequent Events (Details) - USD ($)	Jan. 04, 2024	Dec. 31, 2023	Oct. 31, 2023
Subsequent Events [Line Items]
Ordinary Shares (in Shares)		1,379,313
Price per share (in Dollars per share)		$ 7.25
Over-allotment arrangement		$ 10,000,000
Warrants		$ 2,068,970
IPO [Member]
Subsequent Events [Line Items]
Ordinary Shares (in Shares)			1,240,000
shares (in Dollars per share)			$ 1,200,000
Over-Allotment Option [Member]
Subsequent Events [Line Items]
shares (in Dollars per share)			40,000
Price per share (in Dollars per share)			$ 5
Over-allotment arrangement			$ 6,200,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds	$ 8.9		$ 4.9
Subsequent Event [Member]
Subsequent Events [Line Items]
Investment amount	$ 8,000,000